Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - Operating Lease of Assets and Liabilities [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities [Line Items]
Right of use assets	$ 103,801	$ 37,313
Operating lease liabilities, current portion	58,269	65,498
Operating lease liabilities, noncurrent portion	61,172
Total operating lease liabilities	$ 119,441	$ 65,498